Exempt Party-In-Interest and Related Party Transactions - Party-in-Interest Investments at Fair Value (Details) - Community Trust Bancorp, Inc. Savings Plan [Member] - CTBI Common Stock [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
Exempt Party-In-Interest and Related Party Transactions [Abstract]
CTBI common stock (in Dollars)	$ 17,194,927	$ 16,150,499
Shares outstanding (in Shares)	304,335	304,554